Supplement to the
Fidelity® Tax Managed Stock Fund
December 30, 2008
Prospectus

At its January 2009 meeting, the Board of Trustees of Fidelity Tax Managed Stock Fund approved removal of the redemption fee on shares held less than two years effective no later than March 2, 2009. The redemption fee will not be imposed on any shares redeemed from accounts held directly with Fidelity beginning February 2, 2009. If you redeem fund shares through an intermediary prior to March 2, 2009, you should contact your intermediary for more information on whether the redemption fee will be imposed on the shares you redeem.

Fidelity Tax Managed Stock Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Tax Managed Stock
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	19.95%	-8.93%	-12.40	-24.83%	27.58%	11.12%	13.87%	12.00%	14.18%	-42.65%


During the periods shown in the chart for Tax Managed Stock:

Returns

Quarter ended

Highest Quarter Return	16.91%	December 31, 1999
Lowest Quarter Return	-25.73%	December 31, 2008
Year-to-Date Return	-11.40%	March 31, 2009

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Tax Managed Stock
Return Before Taxes	-42.65%	-1.48%	-1.59%
Return After Taxes on Distributions	-42.74%	-1.56%	-1.67%
Return After Taxes on Distributions and Sale of Fund Shares	-27.62%	-1.24%	-1.35%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%

TMG-09-02 April 21, 2009 1.759069.111

Supplement to the

Fidelity® Tax Managed Stock Fund

A Fund of Fidelity Beacon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2008

Fidelity Tax Managed Stock Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

TMGB-09-01 April 21, 2009 1.717659.114